Segments (Details 4) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,571,222	$ 7,702,674
Operating Segments | United States and Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,912	45,063
Operating Segments | INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 3,565,310	$ 7,657,611